Merger Agreement with MedTech Acquisition Corporation (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 11, 2022	Dec. 31, 2022	Dec. 31, 2021
Series A-1 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001	$ 0.001
Series A-2 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)		0.001	0.001
Series A-3 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)		0.001	0.001
Series A-4 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)		0.001	0.001
Series A-5 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)		0.001	0.001
Series A-6 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)		0.001	0.001
Series B preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)		0.001	0.001
Series B-1 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)		0.001	0.001
Series B-2 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)		0.001	0.001
Series B-3 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)		$ 0.001	$ 0.001
TriSalus | MedTech Acquisition Corporation
Merger Agreement with MedTech Acquisition Corporation
Aggregate consideration payable	$ 220,000
Warrants consideration	$ 220,000
Deferred expenses		$ 2,719
TriSalus | MedTech Acquisition Corporation | Series A-1 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)	$ 0.001
TriSalus | MedTech Acquisition Corporation | Series A-2 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)	0.001
TriSalus | MedTech Acquisition Corporation | Series A-3 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)	0.001
TriSalus | MedTech Acquisition Corporation | Series A-4 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)	0.001
TriSalus | MedTech Acquisition Corporation | Series A-5 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)	0.001
TriSalus | MedTech Acquisition Corporation | Series A-6 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)	0.001
TriSalus | MedTech Acquisition Corporation | Series B preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)	0.001
TriSalus | MedTech Acquisition Corporation | Series B-1 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)	0.001
TriSalus | MedTech Acquisition Corporation | Series B-2 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)	0.001
TriSalus | MedTech Acquisition Corporation | Series B-3 preferred stock
Merger Agreement with MedTech Acquisition Corporation
Convertible preferred stock, par value per share (in dollars per share)	$ 0.001